Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP	Condensed Consolidated Statements of Income Information

For the year ended December 31, 2023	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Insurance service result	$–	$3,977	$–	$3,977	$–
Investment result	638	3,646	(1,326)	2,958	51
Other revenue	14	6,736	(4)	6,746	(7)
Net income (loss) attributed to shareholders and other equity holders	5,103	4,785	(4,785)	5,103	1

For the year ended December 31, 2022	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Insurance service result	$–	$3,160	$–	$3,160	$–
Investment result	554	(5,823)	(1,100)	(6,369)	49
Other revenue	(36)	6,225	(3)	6,186	15
Net income (loss) attributed to shareholders and other equity holders	(1,933)	(2,156)	2,156	(1,933)	21

Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP
Condensed Consolidated
Statements
of
Financial
Position

As at December 31, 2023	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$86	$417,124	$–	$417,210	$9
Insurance contract assets	–	145	–	145	–
Reinsurance contract held assets	–	42,651	–	42,651	–
Total other assets	59,023	42,411	(63,410)	38,024	969
Segregated funds net assets	–	377,544	–	377,544	–
Insurance contract liabilities, excluding those for account of segregated fund holders	–	367,996	–	367,996	–
Reinsurance contract held liabilities	–	2,831	–	2,831	–
Investment contract liabilities	–	11,816	–	11,816	–
Total other liabilities	12,070	55,129	(539)	66,660	718
Insurance contract liabilities for account of segregated fund holders	–	114,143	–	114,143	–
Investment contract liabilities for account of segregated fund holders	–	263,401	–	263,401	–

As at December 31, 2022	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$63	$400,079	$–	$400,142	$21
Insurance contract assets	–	673	–	673	–
Reinsurance contract held assets	–	45,871	–	45,871	–
Total other assets	58,357	42,751	(62,667)	38,441	950
Segregated funds net assets	–	348,562	–	348,562	–
Insurance contract liabilities, excluding those for account of segregated fund holders	–	354,849	–	354,849	–
Reinsurance contract held liabilities	–	2,391	–	2,391	–
Investment contract liabilities	–	10,079	–	10,079	–
Total other liabilities	11,544	58,482	(444)	69,582	712
Insurance contract liabilities for account of segregated fund holders	–	110,216	–	110,216	–
Investment contract liabilities for account of segregated fund holders	–	238,346	–	238,346	–

Schedule of Pledged Assets
The amounts pledged are as follows.

	2023		2022
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$10,431	$26	$11,944	$23
Secured borrowings	–	2,220	–	2,241
Regulatory requirements	307	74	320	77
Repurchase agreements	201	–	886	–
Non-registered retirement plans in trust	–	298	–	326
Other	–	283	–	404
Total	$10,939	$2,901	$13,150	$3,071